Income Tax - Schedule of Consolidated Statements of Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Hong Kong profits tax provision for the year:
Current
Deferred	156,390	160,107
Total income tax expense	$ 156,390	$ 160,107